DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2012
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	PRESSURE BIOSCIENCES INC
Entity Central Index Key	0000830656
Entity Filer Category	Smaller Reporting Company
Amendment Description	Change in deal terms of offering and correction to filing to address SEC comment on investment banker as an underwriter.